Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20161209_SupplementTextBlock

John Hancock Funds II
John Hancock Global Absolute Return Strategies Fund (the fund)

Supplement dated 12-9-16 to the current Class A, Class C, Class I, Class R2, and Class R6 shares Prospectus

Effective January 1, 2017, in the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (12/19/2011)
Class A (before tax)	–3.66	2.99
after tax on distributions	–6.10	1.69
after tax on distributions, with sale	–1.93	1.77
Class C	–0.25	3.61
Class I	1.73	4.67
Class R2	1.25	4.07
Class R6	1.85	4.73
Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index* (reflects no deduction for fees, expenses, or taxes)	0.25	0.48
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index* (reflects no deduction for fees, expenses, or taxes)	0.10	0.10
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.32	12.55

*Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.

John Hancock Funds II
John Hancock Global Absolute Return Strategies Fund (the fund)

Supplement dated 12-9-16 to the current Class R1, Class R3, Class R4, and Class R5 shares Prospectus

Effective January 1, 2017, in the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (12/16/2011)
Class R1 (before tax)	–13.17	–10.63
after tax on distributions	–15.39	–11.78
after tax on distributions, with sale	–7.32	–8.11
Class R3	–13.08	–10.54
Class R4	–12.82	–10.27
Class R5	–12.56	–10.00
Bank of America Merrill Lynch US Dollar 6-Month LIBOR Constant Maturity Index* (reflects no deduction for fees, expenses, or taxes)	0.25	0.48
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index* (reflects no deduction for fees, expenses, or taxes)	0.10	0.10
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.32	12.55

*Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.

John Hancock Funds II
John Hancock Global Absolute Return Strategies Fund (the fund)
Supplement dated 12-9-16 to the Equity, Fixed-Income, and Alternative/Specialty Funds Class NAV shares Prospectus

Effective January 1, 2017, in the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (12/16/2011)
Class NAV (before tax)	1.86	4.78
after tax on distributions	–1.06	3.17
after tax on distributions, with sale	1.05	2.97
Bank of America Merrill Lynch US Dollar 6-Month LIBOR Constant Maturity Index* (reflects no deduction for fees, expenses, or taxes)	0.25	0.48
Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index* (reflects no deduction for fees, expenses, or taxes)	0.10	0.10
MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	–0.32	12.55

*Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.

John Hancock Funds II
John Hancock Technical Opportunities Fund (the fund)

Supplement dated 12-9-16 to the current Class A, Class C and Class I shares Prospectus

Effective January 1, 2017, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 19 of this prospectus under "Sales charge reductions and waivers" or pages 111 to 115 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I
Management fee[1]	1.00	1.00	1.00
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00
Other expenses	0.19	0.19	0.17
Total annual fund operating expenses	1.49	2.19	1.17

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2017.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I
		Sold	Not Sold
1 year	644	322	222	119
3 years	947	685	685	372
5 years	1,273	1,175	1,175	644
10 years	2,191	2,524	2,524	1,420

John Hancock Funds II
John Hancock Technical Opportunities Fund (the fund)

Supplement dated 12-9-16 to the Equity, Fixed-Income, and Alternative/Specialty Funds Class 1 shares Prospectus

Effective January 1, 2017, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	1
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	1.00
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [2]	0.06
Total annual fund operating expenses	1.11

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2017.

[2] "Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	113
3 years	353
5 years	612
10 years	1,352

John Hancock Funds II
John Hancock Technical Opportunities Fund (the fund)

Supplement dated 12-9-16 to the Equity, Fixed-Income, and Alternative/Specialty Funds Class NAV shares Prospectus

Effective January 1, 2017, the management fee rate for the fund has been reduced.

In the "Fund summary" section, the information under the headings "Fees and expenses" and "Expense example" is amended and restated by the following:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	NAV
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	1.00
Other expenses	0.06
Total annual fund operating expenses	1.06

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2017

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	108
3 years	337
5 years	585
10 years	1,294

(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.25%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	0.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011	[1]
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	0.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011	[1]
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.32%)	[1]
Since inception	rr_AverageAnnualReturnSinceInception	12.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011	[1]
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
Since inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class A | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.10%)
Since inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class A | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Since inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Since inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.73%
Since inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class R2
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes A, C, I, R2 and R6) | (Global Absolute Return Strategies Fund) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.85%
Since inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2011
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 6-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.25%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	0.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011	[1]
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	0.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011	[1]
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.32%)	[1]
Since inception	rr_AverageAnnualReturnSinceInception	12.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011	[1]
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Class R1
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.17%)
Since inception	rr_AverageAnnualReturnSinceInception	(10.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Class R1 | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(15.39%)
Since inception	rr_AverageAnnualReturnSinceInception	(11.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Class R1 | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.32%)
Since inception	rr_AverageAnnualReturnSinceInception	(8.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Class R3
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.08%)
Since inception	rr_AverageAnnualReturnSinceInception	(10.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Class R4
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.82%)
Since inception	rr_AverageAnnualReturnSinceInception	(10.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Classes R1, R3, R4 and R5) | (Global Absolute Return Strategies Fund) | Class R5
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.56%)
Since inception	rr_AverageAnnualReturnSinceInception	(10.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/15
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 6-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.25%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	0.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011	[1]
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund) | Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	0.10%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011	[1]
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund) | MSCI World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.32%)	[1]
Since inception	rr_AverageAnnualReturnSinceInception	12.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011	[1]
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund) | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.06%)
Since inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Global Absolute Return Strategies Fund - Class NAV) | (Global Absolute Return Strategies Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.05%
Since inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2011
(Technical Opportunities Fund - Classes A, C and I) | (Technical Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 18 to 19 of this prospectus under "Sales charge reductions and waivers" or pages 111 to 115 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(Technical Opportunities Fund - Classes A, C and I) | (Technical Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 644
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,191
(Technical Opportunities Fund - Classes A, C and I) | (Technical Opportunities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,524
(Technical Opportunities Fund - Classes A, C and I) | (Technical Opportunities Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
(Technical Opportunities Fund - Class 1) | (Technical Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Technical Opportunities Fund - Class 1) | (Technical Opportunities Fund) | Class 1
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.06%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
(Technical Opportunities Fund - Class NAV) | (Technical Opportunities Fund)
Prospectus:	rr_ProspectusTable
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Technical Opportunities Fund - Class NAV) | (Technical Opportunities Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	1.00%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294

[1]	Prior to January 1, 2017, the fund compared its performance to the Bank of America Merrill Lunch U.S. Dollar 1-Month LIBID Average Index. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the Bank of America Merrill Lynch U.S. Dollar 6-Month LIBOR Constant Maturity Index as the benchmark to which the fund compares its performance.
[2]	(on certain purchases, including those of $1 million or more)
[3]	"Management fee" has been restated to reflect the contractual management fee schedule effective January 1, 2017.
[4]	"Other expenses" have been estimated for the first year of operations of the fund's Class 1 shares.